Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Operations, interim periods unaudited (USD $)	6 Months Ended		12 Months Ended		639 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Income earned during the exploration stage:
Gold sales and other				$ 1,904,124	$ 2,542,079
Costs of gold sales				(1,261,830)	(1,858,843)
Gross profit on gold sales				642,294	683,236
Operating expenses:
Mine preparation costs				1,034,573	1,034,573
Exploration expense	374,087	559,869	2,869,963	211,997	8,665,891
Depreciation, mining and exploration	192,076	275,032	404,044	477,278	1,702,366
Management fees and salaries	117,869	155,461	288,288	562,747	3,344,507
Professional services	61,305	63,573	132,413	161,907	1,975,783
Other general and admin expense	163,317	96,391	236,409	271,333	2,332,320
Office supplies and other expense	6,425	10,316	18,924	17,514	394,686
Directors' fees	6,400	18,800	25,900	13,100	776,675
Mineral property maintenance	23,787	17,323	38,351	32,728	201,757
Reclamation and miscellaneous	2,416	6,097	7,662	1,225	131,406
Loss on partnership venture					53,402
Equipment repairs					25,170
Loss (gain) on disposal of mining properties and equipment		(1,991)	(1,991)		195,290
Total operating expenses	947,682	1,200,871	4,019,963	2,784,402	20,833,826
Other (income) expense:
Gain on legal judgment				(127,387)	(127,387)
Royalties, net					(398,752)
Lease and rental income					(99,330)
Interest income	(32)	(1,216)	(2,626)	(4,691)	(286,606)
Interest expense and finance costs	16,487	82,227	147,347	366,607	1,425,269
Loss on settlement of debt		1,623,489	1,946,684		1,946,684
Loss (gain) on foreign currency translation	(605)	(4,673)	(3,333)	(495)	73,473
Total other (income) expense	15,850	1,699,827	2,088,072	234,034	2,533,351
Net loss	963,532	2,900,698	6,108,035	2,376,142	22,683,941
Preferred dividends	11,108	12,670	17,142	21,885
Net loss available to common stockholders	$ 974,640	$ 2,913,368	$ 6,125,177	$ 2,398,027
Net loss per common share - basic and diluted	$ 0.01	$ 0.04	$ 0.08	$ 0.05
Weighted average common shares outstanding-basic and diluted	93,882,499	66,197,203	77,627,617	47,329,149